LOAN RECEIVABLES, NET	12 Months Ended
Dec. 31, 2019
LOAN RECEIVABLES, NET
LOAN RECEIVABLES, NET

4. LOAN RECEIVABLES, NET

	December 31,	December 31,
	2018	2019
Loan receivables	593,943	1,394,072
Less: Allowance for doubtful accounts	—	(615,592)
Total	593,943	778,480

In April 2018, the Group entered into several loan agreements with Zhongguo Factoring (Shenzhen) Co., Ltd. (“Zhongguo Factoring”), a third party borrower, with total loans amounting to RMB1,431.8 million. The balance of the loans to Zhongguo Factoring is amounted to RMB571.8 million and RMB541.8million as of December 31, 2018 and 2019 respectively. The loans bear interest rates ranging from 4.35% to 9% per annum. The terms of loans ranged from 1 year to 2.5 years. On November 6, 2019, upon maturity of a loan of RMB427.5 million, the Group negotiated with Zhongguo Factoring and extended the maturity date of this loan to November 5, 2020. The Group determined that Zhongguo Factoring had encountered going concern issues due to their working capital deficiencies and poor operating results. As a result, the Group fully impaired the loan receivable due from Zhongguo Factoring during the year ended December 31, 2019. Allowance for loan losses recorded for these loan receivables are nil,  nil and RMB541.8 million as of December 31, 2017, 2018 and 2019, respectively.

The Group entered into several loan agreements with certain post loan service companies, third party borrowers, with total loans about RMB713.4 million as of December 31, 2019. RMB170 million of loans are guaranteed by Zhongji Wealth Guarantee Co., Ltd., a third party guarantor, with terms ranged from 11 months to 12 months and an interest rate of 6% per annum. The remaining RMB543.4 million of loans are unsecured and interest free with a term of 21 months. As of June 24, 2020, RMB189.1 million was repaid to the Group.

As of December 31, 2019, the Group recorded RMB73.8 million allowance for doubtful accounts for other loan receivables.

Interest-earning loan receivables are on non-accrual status if loans are past due for more than 90 days. As of December 31, 2018 and 2019, nil and RMB21,338 loan receivables were on non-accrual status.

The following table sets forth the aging of loans  as of December 31, 2018 and 2019, respectively:

	1 - 89 days	90 days or
	past due	more past due	Total past due	Current	Total loans
December 31, 2018	—	—	—	593,943	593,943
December 31, 2019	52,339	21,338	73,677	1,320,395	1,394,072

The fair value of loan receivables was RMB617,618 and RMB779,744 as of December 31, 2018 and 2019. The fair value of loan receivables is estimated as present value of the loans using market interest rates. These loan receivables are categorized in Level 2 of the fair value hierarchy.